UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4764

Dreyfus Premier Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10 /31/07

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Premier Municipal Bond Fund

SEMIANNUAL REPORT October 31, 2007

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
36	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier Municipal Bond Fund

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We present to you this semiannual report for Dreyfus Premier Municipal Bond Fund, covering the six-month period from May 1, 2007, through October 31, 2007.

After a prolonged period of relative price stability, volatility has returned to the U.S. financial markets.The third quarter of 2007 provided greater swings in security valuations than we’ve seen in several years, as the economic cycle matured and credit concerns spread from the sub-prime mortgage sector to other credit-sensitive areas of the fixed-income mar-kets.While we saw no change in the underlying credit fundamentals of municipal bonds, the tax-exempt market nonetheless suffered bouts of liquidity concerns over the summer before rebounding in the early fall.

In our view, these developments signaled a shift to a new phase of the credit cycle in which the price of risk has increased. Although the housing downturn and sub-prime turmoil may persist for the next few months or quarters, fiscal conditions have remained sound for most municipal bond issuers and lower short-term interest rates from the Federal Reserve Board should help forestall a more severe economic downturn. In addition, turning points such as this one may be a good time to review your portfolio with your financial advisor, who can help you reposition your tax-exempt investments for a changing market environment.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

Thomas F. Eggers Chief Executive Officer The Dreyfus Corporation November 15, 2007
2

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2007, through October 31, 2007, as provided by James Welch and W. Michael Petty, Portfolio Managers

Fund and Market Performance Overview

The municipal bond market encountered heightened volatility as turmoil spread from the sub-prime mortgage sector of the taxable bond market to other areas of the financial markets. A subsequent market rebound enabled the fund’s benchmark to post a modestly positive absolute return for the reporting period. However, the fund underper-formed its benchmark, primarily due to income-oriented holdings that were hard-hit during the downturn.

For the six-month period ended October 31, 2007, Dreyfus Premier Municipal Bond Fund achieved total returns of –0.27% for Class A shares, –0.54% for Class B shares, –0.64% for Class C shares and –0.24% for Class Z shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 1.30% for the same period.2

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions,the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environments.We may also look to select bonds that are most likely to obtain attractive prices when sold.

Sub-Prime Mortgage Woes Weighed on Municipal Bonds

After trading within a relatively narrow range for most of the reporting period, municipal bond market conditions changed dramatically over the summer of 2007, when turmoil in the sub-prime mortgage sector of the taxable bond market spread to other areas.Although we saw no evidence of credit deterioration among municipal bond issuers, the tax-exempt market was affected by selling pressure from highly leveraged institutional investors. In the aftermath of the summertime decline, tax-exempt bonds traded at their highest yield levels in more than three years.

The tax-exempt bond market generally rebounded in September and October as investors increasingly recognized that fundamentals remained sound for most municipal issuers. In addition, the Federal Reserve Board (the “Fed”) attempted to promote market liquidity by reducing short-term interest rates. However, investors had reassessed their attitudes toward risk, and lower-rated, higher yielding securities did not bounce back as strongly as higher-rated bonds. In addition, a robust new issuance calendar toward the end of the reporting period put further downward pressure on prices of some municipal bonds.

Income-Oriented Bonds Were Hard-Hit During the Downturn

Although the fund’s income returns were relatively robust, its total return suffered in this environment. Particularly hard-hit were bonds backed by the states’ settlement of litigation with U.S. tobacco companies, as several

4

states securitized their settlements and added to the supply of such bonds. The fund’s holdings of corporate-backed municipal bonds lagged market averages in the “flight to quality” during and after the credit crisis.The fund also was negatively impacted by its focus on tax-exempt securities with maturities at the longer end of the spectrum, which was one of the more severely affected market segments.

Despite the municipal bond market’s lackluster performance, we have seen little evidence of deterioration in the fiscal condition of state and local governments. Most states achieved balanced budgets for their current fiscal years as tax revenues met or exceeded projections.

Positioned for a Changing Economic Environment

The U.S. economy appears to have slowed as a result of declining housing markets, making further interest-rate reductions from the Fed more likely. Should the Fed cut rates further, we may find new opportunities for income and total return as yield differences widen along the market’s maturity range. In the meantime, we intend to maintain our focus on producing competitive levels of tax-exempt income.

November 15, 2007
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Class Z is not subject to any initial or deferred sales charge. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Municipal Bond Fund from May 1, 2007 to October 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2007
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 5.92	$ 8.47	$ 9.72	$ 5.62
Ending value (after expenses)	$997.30	$994.60	$993.60	$997.60

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended October 31, 2007

	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 5.99	$ 8.57	$ 9.83	$ 5.69
Ending value (after expenses)	$1,019.20	$1,016.64	$1,015.38	$1,019.51

† Expenses are equal to the fund’s annualized expense ratio of 1.18% for Class A, 1.69% for Class B, 1.94% Class C and 1.12% for Class Z Shares; multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2007 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—105.3%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—.6%
University of Alabama,
HR (Insured; MBIA)	5.75	9/1/10	3,000,000 [a]	3,213,330
Arizona—1.5%
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.20	10/1/37	4,000,000	3,567,560
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	5,000,000	4,945,500
California—13.0%
California,
GO	5.63	5/1/10	2,530,000 [a]	2,689,896
California,
GO (Insured; MBIA)	4.25	8/1/33	13,425,000	12,404,700
California,
GO (Various Purpose)	5.25	11/1/27	5,000,000	5,244,800
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/34	4,000,000	4,011,720
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	11/15/46	10,000,000	10,195,800
California Pollution Control
Financing Authority, PCR	5.90	6/1/14	12,710,000 [b,c]	14,369,735
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.88	6/1/13	2,170,000 [a]	2,632,275
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.90	6/1/13	1,920,000 [a]	2,331,206
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	10,640,000	10,215,464

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Lincoln, Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project)	6.00	9/1/13	3,145,000 [a]	3,590,741
San Francisco Bay Area Rapid
Transit District, GO	5.00	8/1/32	5,000,000	5,218,500
Colorado—4.6%
Colorado Educational and Cultural
Facilities Authority, LR
(Community Colleges of
Colorado System Headquarters
Project) (Insured; AMBAC)	5.50	12/1/21	1,100,000	1,175,009
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	7.15	10/1/30	45,000	45,719
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.60	8/1/32	2,760,000	2,922,702
Denver City and County,
Airport Revenue (Insured; AMBAC)	6.00	11/15/17	5,000,000	5,270,950
Murphy Creek Metropolitan District
Number Three, GO	6.00	12/1/26	1,540,000	1,463,647
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/41	8,250,000	8,785,508
Northwest Parkway Public Highway
Authority, Revenue
(Insured; AMBAC)	0.00	6/15/27	6,125,000	1,993,810
University of Colorado Hospital
Authority, Revenue	5.25	11/15/39	3,810,000	3,801,123
Connecticut—5.3%
Connecticut	5.75	6/15/11	8,000,000 [b,c]	8,468,520
Connecticut	5.50	12/15/15	7,400,000 [b,c]	8,313,530
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	4,345,000	4,550,041
Mashantucket Western Pequot Tribe,
Special Revenue	5.75	9/1/27	8,000,000 [b]	8,059,360

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Florida—2.0%
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	6.00	11/15/11	2,500,000 [a]	2,742,800
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	8,215,000	8,389,651
Georgia—2.2%
College Park Business and
Industrial Development
Authority, Revenue (Civic
Center Project) (Insured; AMBAC)	5.75	9/1/10	4,250,000 [a]	4,588,385
Georgia	5.25	7/1/10	5,000,000 [a]	5,233,000
Rockdale County Development
Authority, Project Revenue
(Visy Paper Project)	6.13	1/1/34	2,500,000	2,502,875
Illinois—4.3%
Carol Stream,
First Mortgage Revenue
(Windsor Park Manor Project)	6.50	12/1/07	400,000	400,796
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.45	9/1/29	1,745,000	1,769,133
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	5.50	12/1/42	7,910,000	8,412,206
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	87,000	87,594
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.25	8/1/12	216,484	185,624
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	7,500,000	7,667,325

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Illinois (continued)
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured; MBIA)	5.50	6/15/23	5,000,000	5,348,500
Kansas—1.5%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.55	6/1/38	2,760,000	2,951,903
Wichita,
HR (Via Christi Health System, Inc.)	6.25	11/15/19	2,000,000	2,158,060
Wichita,
HR (Via Christi Health System, Inc.)	6.25	11/15/20	3,000,000	3,237,090
Kentucky—2.4%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	6,327,035
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	6,880,440
Louisiana—.5%
Louisiana Housing Finance Agency,
SFMR (Home Ownership Program)
(Collateralized: FNMA and GNMA)	6.40	12/1/30	1,630,000	1,657,302
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	1,000,000	1,016,310
Maryland—.4%
Maryland Energy Financing
Administration, SWDR
(Wheelabrator Water Technologies
Baltimore LLC Projects)	6.45	12/1/16	2,100,000	2,145,318
Massachusetts—2.9%
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/30	9,485,000	10,714,351

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts (continued)
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue (Massachusetts-American
Hingham Project)	6.95	12/1/35	2,450,000	2,485,280
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA)	5.75	6/15/10	3,000,000 [a]	3,174,150
Michigan—5.9%
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	5,000,000	5,139,000
Michigan Building Authority,
Revenue (Residual Certificates)	5.50	10/15/17	10,000,000 [b,c]	10,662,200
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	7,725,000	7,723,532
Pontiac Tax Increment Finance
Authority, Tax Increment Revenue
(Development Area Number 3)	6.25	6/1/22	3,250,000	3,388,613
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	5,000,000	6,016,450
Minnesota—1.4%
Chaska,
Electric Revenue	6.00	10/1/10	2,000,000 [a]	2,141,160
Minnesota Housing Finance Agency,
Single Family Mortgage	5.95	1/1/17	440,000	444,426
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	4,855,000	5,041,189
Mississippi—.3%
Mississippi Home Corporation,
SFMR (Collateralized; GNMA)	6.95	12/1/31	1,885,000	1,937,931

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Missouri—1.7%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,470,000	2,490,625
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/35	2,500,000	2,390,075
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony’s Medical Center)	6.13	12/1/10	4,000,000 [a]	4,342,000
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	95,000	96,008
Nebraska—1.8%
Nebraska Public Power District,
General Revenue
(Insured; AMBAC)	5.00	1/1/35	10,000,000	10,242,000
New Jersey—8.1%
New Jersey Economic Development
Authority, Revenue
(Insured; AMBAC)	5.25	6/15/15	4,990,000 [b,c]	5,287,080
New Jersey Economic Development
Authority, Revenue
(Insured; AMBAC)	5.25	6/15/16	4,990,000 [b,c]	5,287,080
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Insured; AMBAC)	5.25	6/15/11	10,000 [a]	10,595
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Insured; AMBAC)	5.25	6/15/11	10,000 [a]	10,595
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; MBIA)	5.50	1/1/10	6,000,000 [a]	6,258,840
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; MBIA)	6.00	1/1/11	12,700,000 [b,c]	13,645,198

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	5,135,000 [a]	6,006,512
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	18,500,000	2,046,100
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	7,530,000	6,461,342
New Mexico—1.2%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.38	4/1/22	1,430,000	1,460,988
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000	5,309,450
New York—6.5%
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	9,000,000	9,299,970
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	3,000,000	3,455,640
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	6.00	6/15/10	3,085,000 [a]	3,313,907
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/39	9,500,000	9,685,820
New York State Dormitory
Authority, Revenue (New York
University) (Insured; MBIA)	6.00	7/1/17	3,500,000	4,087,020

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Insured; AMBAC)	5.25	7/1/24	3,345,000	3,548,978
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	7.50	5/15/13	2,500,000	2,959,850
North Carolina—2.3%
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	7.00	1/1/13	3,500,000	3,873,100
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	5,000,000	5,297,650
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation, Inc.)
(Insured; ACA)	6.45	8/15/20	1,000,000	1,059,560
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation, Inc.)
(Insured; ACA)	6.63	8/15/30	2,565,000	2,702,612
Ohio—8.0%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	16,000,000	16,616,960
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.35	12/1/31	3,000,000	3,233,640
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc. Project)	7.50	1/1/30	7,000,000	7,582,820
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth Systems Project)	6.15	2/15/09	3,115,000 [a]	3,249,132

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Hamilton County,
Sales Tax Refunding and
Improvement Bonds
(Insured; AMBAC)	0.00	12/1/25	14,865,000	6,485,302
Ohio Water Development Authority,
PCR (The Cleveland Electric
Illuminating Company Project)
(Insured; ACA)	6.10	8/1/20	7,300,000	7,451,037
Oklahoma—2.1%
McGee Creek Authority,
Water Revenue (Insured; MBIA)	6.00	1/1/13	8,025,000	8,508,587
Oklahoma Development Finance
Authority, Student Housing Revenue
(Seminole State College Project)	5.13	9/1/36	3,000,000	2,920,470
Oregon—.7%
Portland,
Sewer System Revenue
(Insured; FGIC)	5.75	8/1/10	3,500,000 [a]	3,711,330
Pennsylvania—1.7%
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.85	4/20/36	4,210,000	4,417,048
Lehman Municipal Trust Receipts
(Pennsylvania Economic
Development Financing Authority,
SWDR (USG Corporation Project))	6.00	6/1/31	5,000,000 [b,c]	5,042,075
South Carolina—2.9%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner
for Tomorrow)	5.50	12/1/12	10,900,000 [a,b,c]	11,984,822
Securing Assets for Education,
Installment Purchase Revenue
(Berkeley County School
District Project)	5.13	12/1/30	4,000,000	4,088,720

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Tennessee—3.3%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/31	8,355,000	8,507,061
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis Redbirds
Baseball Foundation Project)	6.50	9/1/28	8,000,000	7,698,480
Shelby County Health, Educational
and Housing Facility Board,
MFHR (Cameron at Kirby Parkway
and Stonegate Apartments)	7.25	7/1/23	2,685,000 [d]	268,446
Shelby County Health, Educational
and Housing Facility Board,
Revenue (Saint Jude Children’s
Research Hospital)	5.00	7/1/36	2,000,000	2,013,140
Texas—4.2%
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue	6.70	1/1/11	5,000,000 [a]	5,476,150
Brazos River Harbor Navigation
District, Revenue (The Dow
Chemical Company Project)	4.95	5/15/33	5,100,000	4,977,090
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Facility
Improvement Corporation
Revenue (American Airlines Inc.)	5.50	11/1/30	3,000,000	2,754,750
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; FSA)	5.50	11/1/21	3,000,000	3,187,950
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	3,500,000	3,757,985

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Wichita Falls,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	8/1/11	3,000,000 [a]	3,196,440
Virginia—.9%
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	5.10	10/1/35	5,000,000	5,005,300
Washington—2.3%
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured; MBIA)	7.13	7/1/16	10,425,000	12,803,360
West Virginia—1.1%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	3,500,000	3,516,065
West Virginia Hospital Finance
Authority, HR (Charleston Area
Medical Center, Inc.)	6.00	9/1/10	2,440,000 [a]	2,620,902
Wisconsin—4.4%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	4,495,000	4,648,504
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	13,350,000	14,164,617
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	5,500,000	5,820,265
U.S. Related—3.3%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	10,400,000	669,032

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Commonwealth
(Insured; MBIA)	5.65	7/1/15	4,000,000	4,451,960
Puerto Rico Commonwealth,
Public Improvement (Insured; MBIA)	5.25	7/1/13	6,000,000	6,501,480
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/27	6,100,000	6,798,755

Total Investments (cost $571,174,210)			105.3%	586,809,045
Liabilities, Less Cash and Receivables			(5.3%)	(29,670,460)
Net Assets			100.0%	557,138,585

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2007, these securities amounted to $91,119,600 or 16.4% of net assets.
[c] Collateral for floating rate borrowings.
[d] Non-income producing security; interest payments in default.

18

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	41.3
AA	Aa		AA	12.1
A	A		A	15.2
BBB	Baa		BBB	19.7
B	B		B	3.9
CCC	Caa		CCC	.5
Not Rated [e]	Not Rated [e]		Not Rated [e]	7.3
				100.0

†	Based on total investments.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			571,174,210	586,809,045
Interest receivable				10,548,553
Receivable for investment securities sold				7,035,404
Receivable for shares of Beneficial Interest subscribed				115,579
Prepaid expenses				32,622
				604,541,203

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				435,986
Cash overdraft due to Custodian				7,437,235
Payable for floating rate notes issued—Note 4				38,345,000
Payable for shares of Beneficial Interest redeemed				611,762
Interest and related expense payable				532,773
Interest expense—Note 2				311
Accrued expenses				39,551
				47,402,618

Net Assets ($)				557,138,585

Composition of Net Assets ($):
Paid-in capital				604,261,104
Accumulated undistributed investment income—net				4,789
Accumulated net realized gain (loss) on investments				(62,762,143)
Accumulated net unrealized appreciation
(depreciation) on investments				15,634,835

Net Assets ($)				557,138,585

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	243,061,483	8,220,433	10,547,188	295,309,481
Shares Outstanding	19,020,766	642,946	824,116	23,108,630

Net Asset Value Per Share ($)	12.78	12.79	12.80	12.78

See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS Six Months Ended October 31, 2007 (Unaudited)
Investment Income ($):
Interest Income	15,849,471
Expenses:
Management fee—Note 3(a)	1,565,206
Shareholder servicing costs—Note 3(c)	822,243
Interest and related expenses	778,346
Distribution fees—Note 3(b)	62,652
Professional fees	29,089
Registration fees	29,029
Prospectus and shareholders’ reports	16,262
Custodian fees—Note 3(c)	13,182
Trustees’ fees and expenses—Note 3(d)	11,394
Loan commitment fees—Note 2	2,708
Interest expense—Note 2	311
Miscellaneous	22,428
Total Expenses	3,352,850
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(13,099)
Net Expenses	3,339,751
Investment Income—Net	12,509,720

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(874,542)
Net realized gain (loss) on options transactions	(35,531)
Net realized gain (loss)	(910,073)
Net unrealized appreciation (depreciation) on investments	(13,495,308)
Net Realized and Unrealized Gain (Loss) on Investments	(14,405,381)
Net (Decrease) in Net Assets Resulting from Operations	(1,895,661)

See notes to financial statements.
22

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Operations ($):
Investment income—net	12,509,720	25,791,982
Net realized gain (loss) on investments	(910,073)	7,266,776
Net unrealized appreciation
(depreciation) on investments	(13,495,308)	1,640,847
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,895,661)	34,699,605

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(5,462,353)	(11,054,595)
Class B Shares	(187,537)	(531,263)
Class C Shares	(185,926)	(351,765)
Class Z Shares	(6,669,115)	(13,825,064)
Total Dividends	(12,504,931)	(25,762,687)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	8,634,700	21,260,275
Class B Shares	170,027	881,966
Class C Shares	1,069,922	2,298,854
Class Z Shares	5,398,087	7,004,372
Dividends reinvested:
Class A Shares	3,588,771	7,239,461
Class B Shares	110,157	324,589
Class C Shares	110,884	212,639
Class Z Shares	4,597,425	9,424,451
Cost of shares redeemed:
Class A Shares	(18,899,555)	(34,765,023)
Class B Shares	(3,591,885)	(6,100,476)
Class C Shares	(656,088)	(1,502,168)
Class Z Shares	(13,748,031)	(39,085,135)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(13,215,586)	(32,806,195)
Total Increase (Decrease) in Net Assets	(27,616,178)	(23,869,277)

Net Assets ($):
Beginning of Period	584,754,763	608,624,040
End of Period	557,138,585	584,754,763
Undistributed investment income—net	4,789	—

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	October 31, 2007	Year Ended
	(Unaudited)	April 30, 2007

Capital Share Transactions:
Class A [a]
Shares sold	672,183	1,627,875
Shares issued for dividends reinvested	279,875	553,508
Shares redeemed	(1,473,931)	(2,664,815)
Net Increase (Decrease) in Shares Outstanding	(521,873)	(483,432)

Class B [a]
Shares sold	13,188	67,550
Shares issued for dividends reinvested	8,579	24,821
Shares redeemed	(278,919)	(467,003)
Net Increase (Decrease) in Shares Outstanding	(257,152)	(374,632)

Class C
Shares sold	83,521	176,250
Shares issued for dividends reinvested	8,635	16,232
Shares redeemed	(51,038)	(115,037)
Net Increase (Decrease) in Shares Outstanding	41,118	77,445

Class Z
Shares sold	418,976	535,049
Shares issued for dividends reinvested	358,666	720,799
Shares redeemed	(1,071,506)	(2,993,455)
Net Increase (Decrease) in Shares Outstanding	(293,864)	(1,737,607)

[a] During the period ended October 31, 2007, 147,103 Class B shares representing $1,893,108 were automatically converted to 147,193 Class A shares and during the period ended April 30, 2007, 189,232 Class B shares representing $2,475,494 were automatically converted to 189,270 Class A shares.
See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	October 31, 2007		Year Ended April 30,

Class A Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	13.10	12.91	13.12	12.81	13.04	12.99
Investment Operations:
Investment income—net [a]	.28	.57	.59	.59	.60	.65
Net realized and unrealized
gain (loss) on investments	(.32)	.18	(.21)	.31	(.24)	.04
Total from Investment Operations	(.04)	.75	.38	.90	.36	.69
Distributions:
Dividends from
investment income—net	(.28)	(.56)	(.59)	(.59)	(.59)	(.64)
Net asset value, end of period	12.78	13.10	12.91	13.12	12.81	13.04

Total Return (%) [b]	(.27)[c]	5.94	2.93	7.18	2.80	5.45

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.18[d]	1.16	1.09	1.03	1.00	1.04
Ratio of net expenses
to average net assets	1.18[d]	1.16	1.09	1.02	1.00	1.04
Ratio of net investment income
to average net assets	4.39[d]	4.33	4.51	4.54	4.57	4.95
Portfolio Turnover Rate	35.38[c]	68.06	48.31	48.30	91.43	92.94

Net Assets, end of period
($ x 1,000)	243,061	256,047	258,504	279,612	293,083	321,936

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not Annualized.
[d] Annualized.
See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	October 31, 2007		Year Ended April 30,

Class B Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	13.11	12.91	13.12	12.82	13.05	12.99
Investment Operations:
Investment income—net [a]	.25	.49	.52	.52	.53	.58
Net realized and unrealized
gain (loss) on investments	(.32)	.21	(.21)	.31	(.23)	.06
Total from Investment Operations	(.07)	.70	.31	.83	.30	.64
Distributions:
Dividends from
investment income—net	(.25)	(.50)	(.52)	(.53)	(.53)	(.58)
Net asset value, end of period	12.79	13.11	12.91	13.12	12.82	13.05

Total Return (%) [b]	(.54)[c]	5.48	2.40	6.64	2.20	5.00

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.69[d]	1.67	1.61	1.54	1.51	1.54
Ratio of net expenses
to average net assets	1.69[d]	1.67	1.61	1.54	1.51	1.54
Ratio of net investment income
to average net assets	3.89[d]	3.81	3.99	4.02	4.06	4.44
Portfolio Turnover Rate	35.38[c]	68.06	48.31	48.30	91.43	92.94

Net Assets, end of period
($ x 1,000)	8,220	11,799	16,462	21,192	29,471	43,022

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not Annualized.
[d] Annualized.
See notes to financial statements.

26

	Six Months Ended
	October 31, 2007		Year Ended April 30,

Class C Shares	(Unaudited)	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	13.12	12.93	13.14	12.83	13.06	13.01
Investment Operations:
Investment income—net [a]	.23	.47	.49	.49	.50	.55
Net realized and unrealized
gain (loss) on investments	(.31)	.19	(.21)	.32	(.23)	.05
Total from Investment Operations	(.08)	.66	.28	.81	.27	.60
Distributions:
Dividends from
investment income—net	(.24)	(.47)	(.49)	(.50)	(.50)	(.55)
Net asset value, end of period	12.80	13.12	12.93	13.14	12.83	13.06

Total Return (%) [b]	(.64)[c]	5.16	2.18	6.40	2.06	4.67

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.94[d]	1.89	1.82	1.76	1.73	1.77
Ratio of net expenses
to average net assets	1.94[d]	1.89	1.82	1.76	1.73	1.77
Ratio of net investment income
to average net assets	3.63[d]	3.58	3.78	3.81	3.84	4.18
Portfolio Turnover Rate	35.38[c]	68.06	48.31	48.30	91.43	92.94

Net Assets, end of period
($ x 1,000)	10,547	10,274	9,121	9,158	11,261	13,330

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c] Not Annualized.
[d] Annualized.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
	October 31, 2007		Year Ended April 30,

Class Z Shares	(Unaudited)	2007	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	13.10	12.91	13.12	13.09
Investment Operations:
Investment income—net [b]	.29	.57	.60	.32
Net realized and unrealized
gain (loss) on investments	(.32)	.19	(.21)	.03
Total from Investment Operations	(.03)	.76	.39	.35
Distributions:
Dividends from investment income—net	(.29)	(.57)	(.60)	(.32)
Net asset value, end of period	12.78	13.10	12.91	13.12

Total Return (%) [c]	(.24)[d]	6.00	2.99	2.71[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.13[e]	1.10	1.03[f]	.98[e]
Ratio of net expenses
to average net assets	1.12[e]	1.10	1.03[f]	.96[e]
Ratio of net investment income
to average net assets	4.44[e]	4.38	4.57	4.49[e]
Portfolio Turnover Rate	35.38[d]	68.06	48.31	48.30

Net Assets, end of period ($ x 1,000)	295,309	306,634	324,537	350,202

[a]	From October 14, 2004 (commencement of initial offering) to April 30, 2005.
[b]	Based on aveerage shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not Annualized.
[e] Annualized.
See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of cap-ital.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.

On July 1,2007,Mellon Financial Corporation (“Mellon Financial”) and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation (“BNY Mellon”). As part of this transaction, Dreyfus became a wholly-owned subsidiary of BNY Mellon.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of General Municipal Bond Fund Inc. as a result of the reorganization of such fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

30

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, pre-

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

sented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year.Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $61,253,295 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2007. If not applied, $16,442,235 of the carryover expires in fiscal 2008, $9,553,959 expires in fiscal 2009, $17,083,173 expires in fiscal 2010, $10,384,676 expires in fiscal 2011 and $7,789,252 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2007 was as follows: tax exempt income $25,762,687. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facility during the period ended October 31, 2007 was approximately $5,400, with a related weighted average annualized interest rate of 5.74% .

32

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended October 31, 2007, the Distributor retained $5,950 and $655 from commissions earned on sales of the fund’s Class A and Class Z shares, respectively, and $13,512 and $380 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2007, Class B and Class C shares were charged $24,344 and $38,308, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class Z shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A, Class B and Class C shares and .20% of the value of the average daily net assets of Class Z shares, for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other informa-tion,and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2007, Class A, Class B, Class C and Class Z shares were charged $311,254, $12,172, $12,770 and $300,209 respectively, pursuant to the Shareholder Services Plan.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2007, the fund was charged $116,174 pursuant to the transfer agency agreement.

Effective July 1, 2007, the fund’s custodian, The Bank of New York, became an affiliate of the Manager. Under the fund’s pre-existing custody agreement with The Bank of New York, for providing custodial services for the fund for the four months ended October 31, 2007, the fund was charged $2,969. Prior to becoming an affiliate,The Bank of New York was paid $10,213 for custody services to the fund for the two months ended June 30, 2007.

During the period ended October 31, 2007, the fund was charged $2,411 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $260,167, Rule 12b-1 distribution plan fees $10,131, shareholder services plan fees $105,728, transfer agency per account fees $39,060, custodian fees $18,088 and chief compliance officer fees $2,812.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A .10% redemption fee is charged and retained by the fund on certain Class Z shares redeemed within thirty days of their issuance.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities,financial futures and options transactions, during the period ended October 31, 2007, amounted to $211,214,132 and $221,151,339, respectively.

The fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more vari-

34

able rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remar-keting agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

At October 31, 2007, accumulated net unrealized appreciation on investments was $15,634,835, consisting of $23,966,702 gross unrealized appreciation and $8,331,867 gross unrealized depreciation.

At October 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Plan of Reorganization

On September 7, 2007, the Board of Trustees of the fund approved, subject to shareholder approval on November 12, 2007 of Dreyfus Premier State Municipal Bond Fund, Florida Series (“Florida Series”), an Agreement and Plan of Reorganization to merge Florida Series into the fund as part of a tax-free reorganization.The merger occurred as of the close of business on November 27, 2007. On this date, Florida Series exchanged all of its assets, subject to liabilities, for corresponding Class A, Class B and Class C shares of the fund of equal value. Such shares were distributed pro rata to shareholders of Florida Series so that each shareholder receives a number of Class A, Class B and Class C shares of the fund equal to the aggregate net asset value of the stockholder’s Florida Series shares.

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the Board of Trustees held on July 24, 2007, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex generally, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund. The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance, Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, comparing the fund’s performance to a group of comparable funds (the “Performance Group”) and to a broader group of funds (the “Performance Universe”) selected by Lipper.The Board had been pro-

36

vided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below).The Board members noted that the fund’s yield performance for the past ten one-year periods ended May 31 (1998-2007) was higher than the Performance Group and the Performance Universe medians for each reported time period.The Board members then reviewed the fund’s total return performance for various periods ended May 31, 2007, and noted that the fund’s performance was higher than the Performance Group medians for the one-, two- three-, and four-year periods, and lower for the five-and ten-year periods, and that the fund’s performance was higher than the Performance Universe medians for the one-, two-, three-, four-and five-year periods and lower for the ten-year period.The Manager also provided a comparison of the fund’s calendar year total returns to the return of its Lipper category average for the prior ten years.

The Board members also discussed the fund’s management fee and expense ratio as compared to a comparable group of funds (the “Expense Group”) that was composed of the same funds included in the Performance Group and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper. The Board noted that the fund’s management fee and total expense ratio were higher than the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category, as the fund (the “Similar Funds”).The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee. Representatives of the Manager informed the Board members that there were no separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

The Fund 37

I N FO R M AT I O N A B O U T T H E R E V I E W A N D A P P R OVA L O F T H E F U N D ’S M A N A G E M E N T A G R E E M E N T ( U n a u d i t e d ) ( c o n t i n u e d )

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board members also had been informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of a fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.The Board members also considered potential benefits to the Manager and its affiliates from acting as investment adviser to the fund and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services. The Board members also discussed the profitability percentages determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the services provided.

38

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature,extent,and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative performance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 39

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Municipal Bond Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 18, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)